INCOME TAXES - Deferred Income Tax Balances (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ 55	$ 56
Deferred income tax liabilities	(2,003)	(2,151)
Deferred tax assets	37	40
Deferred tax liabilities	(1,985)	(2,135)
Net deferred tax liabilities	(1,948)	(2,095)	$ (1,495)
Financial instruments and other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	20	18
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	35	38
Deferred tax assets	35	38
Net deferred tax liabilities	$ 35	$ 38	$ 37